CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Jun. 30, 2019 USD ($)
Continuing Operation
Net income /(losses)	$ (58,186,894)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	41,000
Impairment loss on investment securities	0
Provision for lease payment receivables	81,585,960
Deferred tax (benefit)	(20,055,500)
Changes in assets and liabilities:
Net investment in direct financing leases	(41,724,936)
Interest receivable	4,293,657
Other assets	473,025
Lease receivable in lease agency transaction	(1,930,374)
Interest payable	(130,205)
Income tax payable	1,127,838
Deposits from direct financing leases	(4,397,481)
Other liabilities	1,190,464
Net Cash Provided by (Used in) Operating Activities from Discontinued Operation	(229,263)
Net Cash Provided by (Used in) Operating Activities	(37,942,709)
Continuing Operation
Proceeds from maturities of investments securities	46,906,465
Deposits paid to banks for financial leasing services	(2,916,996)
Withdrawal of pledged bank deposits	4,397,481
Purchase of property, plant and equipment	0
Net Cash Provided by (Used in) Investing Activities from Discontinued Operation	(3,266,588)
Net Cash Provided by (Used in) Investing Activities	45,120,362
Continuing Operation
Repayment of loans	(17,200,372)
Net Cash Provided by (Used in) Financing Activities from Discontinued Operation	0
Net Cash (Used in) Provided by Financing Activities	(17,200,372)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION	(6,536,360)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM DISCONTINUED OPERATION	5,907,827
NET INCREASE (DECREASE) IN CASH FROM CONTINUING OPERATION	(13,063,228)
NET INCREASE (DECREASE) IN CASH FROM DISCONTINUING OPERATION	2,411,976
Cash and cash equivalents at beginning of year	13,133,540
Cash and cash equivalents at beginning of year-disposal groups	5,363,552
Cash and cash equivalents at end of year	70,312
Cash and cash equivalents at end of year-disposal groups	7,775,528
Continuing Operation
Cash paid for income taxes	26,942
Cash paid for interest expense	443,186
Discontinued Operation
Cash paid for income taxes	256,613
Cash paid for interest expense	$ 0